Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Notes Payable - Related Parties
16. NOTES PAYABLE — RELATED PARTIES
Notes Payable — Related parties at December 31, 2021 and 2020, were comprised of the following:

	December 31,
	2021	2020
Notes payable, related parties	$—	$239,000
Less: current portion	(—)	(188,000)

Notes payable, related parties — long-term portion	$—	$51,000

Microphase is party to several notes payable agreements with its past officers, employees and their family members. As of December 31, 2020, the aggregate outstanding balance pursuant to these notes payable agreements, inclusive of $36,000 of accrued interest, was $275,000, with annual interest rates ranging between 3.00% and 6.00%. The loans were repaid in 2021. During the year ended December 31, 2021 and 2020, Microphase incurred $3,000 and $9,000, respectively, of interest on these notes.
Microphase is a party to notes payable to the Company and its parent. The Company holds a warrant to buy shares of Microphase Common Stock. See Note 12.